      As filed with the Securities and Exchange Commission April 26, 2007

                        File Nos. 2-67052 and 811-3023
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-1A

                               -----------------

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 207

                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 208

                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               Lisa J. Weymouth
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                               -----------------

                                  Copies to:

                             Robert J. Zutz, Esq.
                 Kirkpatrick Lockhart Gates Preston Ellis LLP
                              1601 K Street, N.W.
                            Washington, D.C. 20006

                               -----------------

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485, paragraph (b)(1)

[X] on May 25, 2007pursuant to Rule 485, paragraph (b)(1)

    60 days after filing pursuant to Rule 485, paragraph (a)(1)

    on ______ pursuant to Rule 485, paragraph (a)(1)

[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)

    on ______ pursuant to Rule 485, paragraph (a)(2)

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of series being registered: Third Millennium Russia Fund.

================================================================================

                                    PART A

The prospectus filed as Part A to Post-Effective Amendment No. 199 on December 19, 2006 (Accession No. 0001193125-06-256368) is incorporated herein by reference.

                                    PART B

The Statement of Additional Information filed as Part B to Post-Effective Amendment No. 199 on December 19, 2006 (Accession No. 0001193125-06-256368) is incorporated herein by reference.


                                    PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

   (a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number
            0001275125-05-000626).

   (c)      See Sections 2.04 and 2.07 of the Trust Instrument as filed as
            Exhibit (a).

   (d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit
            (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

       (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number
            0001004402-98-000307).

       (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

       (4)  Investment Advisory Agreement between Registrant and
            Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

       (5) Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

       (6) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

       (7) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

       (8) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit
            (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

       (9) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

       (10) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

       (11) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

       (12) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

         (13) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

         (14) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

         (15) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

         (16) Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

         (17) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d) (26) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

         (18) Interim Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(25) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

         (19) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182.

         (20) Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number
              0001275125-05-000626).

         (21) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

         (22) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited regarding Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number
              0001193125-06-218204).

         (23) Investment Advisory Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d)(23) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

         (24) Form of Investment Advisory Agreement between Registrant and Third Millennium Investment Advisors, LLC regarding Third Millennium Russia Fund to be filed by further amendment.

         (25) Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial Management, LLC, regarding Absolute Strategies Fund to be filed by further amendment.

         (26) Form of Investment Advisory Agreement between Registrant and Liberty Street Advisors, LLC regarding Liberty Street Horizon Fund to be filed by further amendment.

         (27) Sub-Advisory Agreement between Liberty Street Advisors, LLC and Horizon Asset Management, Inc. regarding Liberty Street Horizon Fund to be filed by further amendment.

         (28) Sub-Advisory Agreement between Absolute Investment Adviser, LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

   (e) (1) Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

       (2) Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 and August 8, 2005 (Exhibit (e)(2)) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

   (f)      None.

   (g) (1) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

       (2) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

   (h) (1)  Administration Agreement between Registrant and Forum
            Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

       (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

       (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

       (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

       (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

       (6) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

       (7) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

       (8) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

       (9) Shareholder Service Plan of Registrant dated September 22, 2004 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

       (10) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2007 to be filed by further amendment.

       (11) Contractual Fee Waiver Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number
            0001193125-06-243002).

       (12) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective amendment No. 193 via EDGAR on July 31, 2006 accession number 0001275125-06-000276).

       (13) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated March 30, 2006 (Exhibit incorporated by reference as filed as Exhibit

            (h)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

       (14) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund dated October 16, 2006 (Exhibit incorporated by reference as filed as Exhibit
            (h)(17) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

       (15) Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated November 22, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

       (16) Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund dated March 1, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

       (17) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182)

       (18) Form of Contractual Fee Waiver Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit
            (h)(21) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

       (19) Form of Contractual Fee Waiver Agreement between Registrant and Third Millennium Investment Advisors, LLC regarding Third Millennium Russia Fund to be filed by further amendment.

       (20) Compliance Services Agreement between Registrant and Foreside Compliance Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 and August 8, 2006 (Exhibit (h)(22) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

   (i)      Opinion and Consent of Counsel to be filed by further amendment.

   (j)      Consent of Independent Auditors to be filed by further amendment.

   (k)      None.

   (l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (m) (1) Rule 12b-1 Plan adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Dover Responsibility Fund, Golden Large Core Value Fund, Golden Small Core Value Fund, Merk Hard Currency Fund, Shaker Fund, SteepleView Fund, Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

   (n) (1)  Rule 18f-3 Plan dated August 1, 2002 (as amended February 13,
            2006) adopted by Registrant for Brown Advisory Small-Cap Growth Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Value Equity Fund, Brown Advisory Growth Equity Fund, Brown Advisory International Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Real Estate Fund, Brown Advisory Opportunity Fund and Brown Advisory Small-Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(2) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

       (2) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

       (3) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit
            (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

       (4) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit
            (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

       (5) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit
            (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

       (6) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

       (7) Rule 18f-3 Plan adopted by Registrant for Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
            (n)(8) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

       (8) Rule 18f-3 Plan adopted by Registrant for Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit
            (n)(8) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

       (9) Rule 18f-3 Plan adopted by Registrant for Third Millennium Russia Fund to be filed by further amendment.

       (10) Rule 18f-3 Plan adopted by Registrant for Liberty Street Horizon Fund to be filed by further amendment.

   (p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number
            0001275125-05-000362).

       (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

       (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

       (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

       (5) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

       (6) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

       (7) Code of Ethics adopted by Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

       (8) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

       (9) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

       (10) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit
            (p)(12) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

       (11) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

         (12) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

         (13) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

         (14) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

         (15) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

         (16) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

         (17) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

         (18) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

         (19) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

         (20) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

         (21) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (22) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit
              (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (23) Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC (Exhibit incorporated by reference as filed as Exhibit
              (p)(27) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (24) Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

         (25) Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (26) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (27) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit
              (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (28) Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (29) Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (30) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (31) Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

         (32) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (33) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (34) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (35) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (36) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

         (37) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

         (38) Code of Ethics adopted by Alex. Brown Investment Management (to be filed by further amendment).

         (39) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

         (40) Code of Ethics of Third Millennium to be filed by further amendment.

         (41) Code of Ethics of Mohican Financial Management, LLC to be filed by further amendment.

         (42) Code of Ethics of Liberty Street Advisors, LLC to be filed by further amendment.

         (43) Code of Ethics adopted by Kovitz Financial Group, LLC to be filed by further amendment.

Other Exhibits:

(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
    J. Michael Parish, Trustees of Registrant is filed herewith as Other Exhibits (A).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

   None

ITEM 25. INDEMNIFICATION

   In accordance with Section 3803 of the Delaware Business Trust Act,
   Section 10.02 of Registrant's Trust Instrument provides as follows:

   "10.02. INDEMNIFICATION

   (a) Subject to the exceptions and limitations contained in Section (b) below:

      (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

      (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

   (b) No indemnification shall be provided hereunder to a Covered Person:

      (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

      (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

          (A) By the court or other body approving the settlement;

          (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

          (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

   (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

   (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

   (e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

   (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

   With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

   "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

   With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Alex. Brown Investment Management; Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Mastrapasqua & Associates; Merk Investments, LLC; Polaris Capital Management, Inc.; Spears, Grisanti & Brown, LLC; Windowpane Advisors, LLC; and Winslow Capital Management, LLC provide similarly as follows:

   "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

   With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

   "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

   After receipt of the Distributor's notice of termination under
   Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

   (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

   (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

      (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

      (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
   Section 7 of this Agreement ("Trust Claims").

   (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

   (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

   (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

   (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

   (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

   (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Winslow Management Company, LLC

   The following chart reflects the directors and officers of Winslow, including their business connections, which are of a substantial nature. The address of Winslow is 99 High Street, 12/th/ Floor, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                    Title                   Business Connection
    ----                    ----------------------  ----------------------
    Jack W. Robinson        President and Chief     Winslow, Adams
                            Investment Officer      Harkness Financial
                                                    Group

    Elizabeth Cluett Thors  Partner                 Winslow

    Matthew W. Patsky       Partner                 Winslow

(b) AH Lisanti Capital Growth, LLC

   The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5/th/ Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                    Title                   Business Connection
    ----                    ----------------------  ----------------------
    Mary Lisanti            President               AH Lisanti

    John Adams              Chairman                AH Lisanti, Canaccord
                                                    Adams Inc.

    Kevin Dunn              Director                AH Lisanti, Canaccord
                                                    Adams Inc.

(c) Austin Investment Management, Inc.

   The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

    Name                    Title                   Business Connection
    ----                    ----------------------  ----------------------
    Peter Vlachos           Director, President,    Austin
                            Treasurer, Secretary

(d) Auxier Asset Management LLC

   The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                    Title                   Business Connection
    ----                    ----------------------- ----------------------
    James J. Auxier         Chief Executive Officer Auxier

    Shauna C. Tweedy        Chief Financial Officer Auxier

(e) Brown Investment Advisory Incorporated

   The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Michael D. Hankin      President & Director    Brown
                            Director and Chief      Brown Investment
                            Executive Officer,      Advisory and Trust
                            Trustee                 Company

                            Director, President     Brown Advisory
                            and Chief Executive     Holdings, Incorporated
                            Officer

     David M. Churchill     Treasurer & Director    Brown
                            Treasurer and Chief     Brown Investment
                            Financial Officer       Advisory and Trust
                                                    Company

                            Treasurer and Chief     Brown Advisory
                            Financial Officer       Holdings, Incorporated

     Christopher Laia       Secretary               Brown
                            Secretary               Brown Investment
                                                    Advisory and Trust
                                                    Company
                            Secretary               Brown Advisory
                                                    Holdings, Incorporated

     Patrick J. Ventura     Chief Compliance        Brown
                            Officer

(f) Cardinal Capital Management, L.L.C.

   The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                   Title                     Business Connection
    ----                   ------------------------  ---------------------
    Amy K. Minella         Managing Partner          Cardinal

    Eugene Fox             Managing Director         Cardinal

    Robert B. Kirkpatrick  Managing Director         Cardinal

    Thomas J. Spelman      Managing Director/Chief   Cardinal
                           Financial Officer/Chief
                           Compliance Officer

(g) D.F. Dent and Company, Inc.

   The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                    Title                   Business Connection
    ----                    ----------------------- ----------------------
    Daniel F. Dent          President and Treasurer D.F. Dent

    Sutherland C. Ellwood   Vice President          D.F. Dent

    Thomas F. O'Neil        Vice President and      D.F. Dent
                            Secretary

    Linda W. McCleary       Vice President          D.F. Dent

(h) Golden Capital Management, LLC

   The following chart reflects the directors and officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------- ----------------------
     Greg Golden            Principal, President &  Golden Capital
                            CEO                     Management

     Jeff C. Moser          Principal, Managing     Golden Capital
                            Director                Management

     Jonathan Cangalosi     Managing Director       Golden Capital
                                                    Management

     Lynette Alexander      Managing Director & CCO Golden Capital
                                                    Management

     Robi Elnekave          Managing Director       Golden Capital
                                                    Management

(i) H.M. Payson & Co.

   The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     John C. Downing        Managing Director,      H.M. Payson & Co.
                            Treasurer

     Thomas M. Pierce       Managing Director       H.M. Payson & Co.

     Peter E. Robbins       Managing Director       H.M. Payson & Co.

     John H. Walker         Managing Director,      H.M. Payson & Co.
                            President

     Teresa M. Esposito     Managing Director       H.M. Payson & Co.

     John C. Knox           Managing Director       H.M. Payson & Co.

     Harold J. Dixon        Managing Director       H.M. Payson & Co.

     Michael R. Currie      Managing Director       H.M. Payson & Co.

     William O. Hall, III   Managing Director       H.M. Payson & Co.

(j) King Investment Advisors, Inc.

   The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Roger E. King          Chairman and President  King

     John R. Servis         Director                King
                            Owner, Commercial Real  John R. Servis
                            Estate                  Properties
                                                    602 Hallie, Houston,
                                                    TX 77024

     Pat H. Swanson         Compliance Officer      King

     Jane D. Lightfoot      Secretary/Treasurer     King

(k) Mastrapasqua & Associates, Inc.

   The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Frank Mastrapasqua     Chairman, CEO and       Mastrapasqua
                            Portfolio Manager

     Mauro M. Mastrapasqua  First Vice President-E  Mastrapasqua
                            Commerce and Strategy
                            Associate Portfolio
                            Manager

(l) Philadelphia International Advisors, LP

   The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Andrew B. Williams,    Chief Investment        PIA
     CFA                    Officer and
                            Lead Portfolio Manager
                            Treasurer               Treasurer, Germantown
                                                    Friends' School
                                                    31 West Coulter Street
                                                    Philadelphia, PA 19144

     Robert C. Benthem de   Portfolio Manager       PIA
     Grave

     Frederick B. Herman,   Portfolio Manager       PIA
     III, CFA

     Peter W. O'Hara, CFA   Portfolio Manager       PIA

     Christopher S. Delpi,  Director of Research    PIA
     CFA

     James S. Lobb          Managing Director of    PIA
                            Sales & Service
                            Board Member            Riddle Memorial
                                                    Hospital
                                                    1068 West Baltimore
                                                    Pike
                                                    Media, PA 19063

     Scott E. Decatur, PhD  Director of             PIA
                            Quantitative Research

     Thomas R. Angers, CFA  Research Analyst        PIA

     Wei Huang, PhD         Research Analyst        PIA

     Kent E. Weaver, Jr.,   Director of Client      PIA
     CFA                    Service/CCO

(m) Polaris Capital Management, Inc.

   The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Bernard R. Horn, Jr.   President, Portfolio    Polaris
                            Manager

     Edward E. Wendell, Jr. Treasurer               Polaris
                            President               Boston Investor
                                                    Services, Inc.

(n) Spears, Grisanti & Brown, LLC

   The following chart reflects the directors and officers of Spears, Grisanti & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17/th/ Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     William G. Spears      Director and Principal  Spears, Grisanti &
                                                    Brown

     Vance C.Brown          Principal               Spears, Grisanti &
                                                    Brown

     Christopher C.         Principal               Spears, Grisanti &
     Grisanti                                       Brown

(o) Windowpane Advisors, LLC

   The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Michael Stolper        Managing Member         Windowpane

     Barbara Ann Malone     Managing Member         Windowpane

(p) Hellman, Jordan Management Co., Inc.

   The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Gerald R. Jordan, Jr.  Chairman                Hellman

     Gerald Reid Jordan     President               Hellman

     Nicholas Gleysteen     Senior Vice President   Hellman

     Susan G. Lynch         Vice President          Hellman

     Luke Murphy            Vice President          Hellman

     Ethan T. Brown         Vice President          Hellman

(q) Walter Scott & Partners Limited

   The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Walter G. Scott        Chairman                Walter Scott

     John Clark             Director                Walter Scott

     Marilyn R. Harrison    Director                Walter Scott

     Kenneth J. Lyall       Director                Walter Scott

     James D. Smith         Director                Walter Scott

     Pamela J. Maxton       Director                Walter Scott

     Alistair Lyon-Dean     Secretary and Chief     Walter Scott
                            Compliance Officer

     Alan McFarlane         Managing Director       Walter Scott

     Sharon F.              Director                Walter Scott
     Bentley-Hamlyn

     Rodger H. Nisbet       Director                Walter Scott

(r) Absolute Investment Advisers, LLC

   The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 94 Station St., Suite 202, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Anthony R. Bosch       Principal               Absolute

     Brian D. Hlidek        Principal               Absolute

     James P. Compson       Principal               Absolute

     Christian E. Aymond    Principal               Absolute

     Alexander H. Petro     Principal               Absolute

     Fort Hill Capital      Direct Owner            Absolute
     Management

(s) Aronson+Johnson+Ortiz, LP

   The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20/th/ Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

   Name                      Title                   Business Connection
   ----                      ----------------------  ----------------------
   Theodore R. Aronson       Managing Principal;     Aronson;
                             Limited Partner;        Member of
                             Member of Aronson+      Aronson+Johnson+Ortiz,
                             Johnson+ Ortiz, LLC     LLC

   Martha E. Ortiz           Principal; Limited      Aronson
                             Partner

   Kevin M. Johnson          Principal; Limited      Aronson
                             Partner

   Paul E. Dodge             Principal; Limited      Aronson
                             Partner

   Stefani Cranston          Principal; Limited      Aronson
                             Partner

   Gina Maria N. Moore       Principal; Limited      Aronson
                             Partner

   Gregory J. Rogers         Principal; Limited      Aronson
                             Partner

   Aronson+Johnson+Ortiz,    General Partner         Aronson
   LLC

   Joseph F. Dietrick        Chief Compliance        Aronson
                             Officer; Chief Legal
                             Officer

   Douglas D. Dixon          Principal; Limited      Aronson
                             Partner

   Robert B. Wenzinger       Principal; Limited      Aronson
                             Partner

(t) Bernzott Capital Advisors

   The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

   Name                      Title                   Business Connection
   ----                      ----------------------- ----------------------
   Kevin Bernzott            Chairman; CEO;          Bernzott
                             Compliance Officer

   Peter F. Banks            President; Chief        Bernzott
                             Investment Officer

   Dale A. Eucker            Director                Bernzott

   Randall A. Schouten       Director                Bernzott

   Priscilla A. Olsen        Director                Bernzott

   Peter D. Demartino        Director                Bernzott

   Thomas A. Derse           Chief Financial Officer Bernzott

   Kathleen A. Loretto       Director                Bernzott

   Bernzott Capital          Shareholder             Bernzott
   Advisors Profit Sharing
   Plan

   Margaret A. Schouten      Director                Bernzott

(u) Contravisory Research & Management Corp.

   The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

   Name                      Title                   Business Connection
   ----                      ----------------------  ----------------------
   George E. Noonan, Jr.     President               Contravisory

   William M. Noonan         Vice President          Contravisory

   Philip A. Noonan          Vice President          Contravisory

(v) Grantham, Mayo, Van Otterloo & Co., LLC

   The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Robert J. Grantham     Founding Member; GMO,   GMO
                            LLC Board Chairman

     Scott E. Eston         Member; Chief           GMO
                            Financial Officer

     Richard A. Mayo        Capital Member          GMO

     Eyk A.D.M. Van         Founding Member; GMO,   GMO
     Otterloo               LLC Board Member

     John W. Rosenblum      Member; GMO, LLC Board  GMO
                            Member

     Christopher Darnell    Member; GMO, LLC Board  GMO
                            Member; Investment
                            Director

     Jon L. Hagler          Member; GMO, LLC Board  GMO
                            Member

     Arjun Divecha          Member; GMO, LLC Board  GMO
                            Member; Executive
                            Committee

     William Nemerever      Member; Investment      GMO
                            Director

     Ann M. Spruill         Member; GMO, LLC Board  GMO
                            Member; Executive
                            Committee; Investment
                            Director

     Thomas F. Cooper       Member; Investment      GMO
                            Director

     Anthony Ryan           Member; Executive       GMO
                            Committee

     Benjamin Inker         Member; Executive       GMO
                            Committee; Investment
                            Director

     Julie L. Perniola      Compliance Officer      GMO

     Robert M. Soucy        Member; Investment      GMO
                            Director

     Kirk Ott               Member; Investment      GMO
                            Director

     Edmond G. Choi         Member; Investment      GMO
                            Director

(w) Horizon Asset Management, Inc.

   The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4/th/ Floor South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------- ----------------------
     Denise M. Kashey       Director                Horizon

     Steven Bregman         Director; President     Horizon

     Peter Doyle            Director; Vice          Horizon
                            President; Secretary

     Thomas C. Ewing        Director                Horizon

     Andrew M. Fishman      Director of             Horizon
                            Compliance; General
                            Counsel

     John Meditz            Vice Chairman; Director Horizon

     Murray Stahl           Chairman; Treasurer     Horizon

(x) Kinetics Asset Management, Inc.

   The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Bruce P. Abel          Director; Secretary     Kinetics

     Lawrence P. Doyle      Chairman                Kinetics

     Peter Doyle            President; CEO;         Kinetics
                            Director; Chief
                            Investment Strategist

     Name                   Title                   Business Connection
     ----                   ----------------------- ----------------------
     Andrew M. Fishman      Director of Compliance  Kinetics

     Leonid Polyakov        Director; CFO           Kinetics

     James G. Doyle         Director; Chief Counsel Kinetics

     Frank Costa            Shareholder             Kinetics

     Kinetics Voting Trust  Trust is Shareholder    Kinetics

     Susan C. Conway        Shareholder             Kinetics

     Karen & Larry Doyle    Shareholder             Kinetics
     Irrevocable Trust

     Karen Doyle Trust      Shareholder             Kinetics

     Lawrence Doyle Trust   Shareholder             Kinetics

(y) Loomis, Sayles & Company, L.P.

   The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston, Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------- ----------------------
     Loomis, Sayles &       General Partner of      Loomis
     Company, Inc. ("LSCI") Registrant

     IXIS Asset Management  Limited Partner of      Loomis; Shareholder of
     North America, L.P.    Registrant;             IXIS AM Holdings
     ("IXIS AM NA")         Shareholder (IXIS AM
                            Holdings)

     Robert J. Blanding     Chief Executive         Loomis
                            Officer of Registrant;
                            Director of General
                            Partner

     Kevin P. Charleston    Chief Financial         Loomis
                            Officer of Registrant;
                            Director of General
                            Partner

     Daniel J. Fuss         Director of General     Loomis
                            Partner

     John F. Gallagher      Director of General     Loomis
                            Partner

     Lauriann C.            Director of General     Loomis
     Kloppenburg            Partner

     Peter S. Voss          Director of General     Loomis
                            Partner

     John R. Gidman         Director of General     Loomis
                            Partner

     Donald P. Ryan         Chief Compliance        Loomis
                            Officer of Registrant

     Jaehoon Park           Director of General     Loomis
                            Partner

     Jean S. Loewenberg     Chief Legal Officer of  Loomis
                            Registrant; Director
                            of General Partner

     Mark E. Smith          Director of General     Loomis
                            Partner

     IXIS Asset Management  Shareholder             LSCI
     Holdings, LLC ("IXIS
     AM Holdings")

     IXIS Asset Management  General Partner         IXIS AM NA
     US, LLC ("IXIS AM US
     LLC")

     IXIS Asset Management  Limited Partner; Member IXIS AM NA; IXIS AM US
     US Corporation ("IXIS                          LLC
     AM US")

     IXIS Asset Management  Shareholder of Common   IXIS AM US
     ("IXIS AM")            Stock

     Caisse Nationale Des   Shareholder             IXIS AM GROUP; IXIS AM
     Caisses D'Epargne                              US
     ("CNCE")

     Caisse Des Depots ET   Shareholder             CNCE
     Consignations ("CDC")

     IXIS Asset Management  Shareholder             IXIS AM
     Group ("IXIS AM
     GROUP")

(z) Metropolitan West Asset Management, LLC

   The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature. The address of Metropolitan is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------- ----------------------
     Metropolitan West      Member                  Metropolitan
     Financial, LLC

     Tad Rivelle            Member                  Metropolitan

     Laird R. Landmann      Member                  Metropolitan

     Scott B. Dubchansky    Member                  Metropolitan

     Richard S. Hollander   Director; Member of MW  Metropolitan; Member
                            Holdings, LLC           of MW Holdings, LLC

     Lara E. Mulpagano      Chief Operating Officer Metropolitan

     Stephen M. Kane        Member                  Metropolitan

     Joseph D. Hattesohl    Chief Financial Officer Metropolitan

     David B. Lippman       Member                  Metropolitan

     Anthony C. Scibelli    Member                  Metropolitan

     Patrick A. Moore       Member                  Metropolitan

     Keith T. Kirk          Chief Compliance        Metropolitan
                            Officer

     MW Holdings, LLC       Interest Owner          Metropolitan West
                                                    Financial, LLC

(aa) Moody Aldrich Partners, LLC

   The following chart reflects the directors and officers of Moody, including their business connections, which are of a substantial nature. The address of Moody is 18 Sewall Street, Marblehead, Massachusetts 01945 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Amory A. Aldrich, Jr.  Member                  Moody

     William B. Moody       Member                  Moody

     Robert J. Grantham     Member                  Moody

     Eyk H.A.D.M. Van       Member                  Moody
     Otterloo

     Scott M. Spangler      Member                  Moody

     Michael C. Pierre      Member                  Moody

     Timothy J. Ehrman      Member                  Moody

(bb) Scout Investment Advisors, Inc.

   The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri 64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     James L. Moffett       Chairman; Director      Scout

     John C. Pauls          Secretary               Scout

     Manuel A. Andrade      Director                Scout

     UMB Bank, N.A.         Shareholder             Scout

     James A. Reed          Director; Vice          Scout
                            President

     Edward J. McShane      Director                Scout

     Gary W. Dicenzo        Senior Vice President   Scout

     Bradley S. Kastler     Chief Compliance        Scout
                            Officer

     William B. Greiner     President; Chief        Scout
                            Executive Officer;
                            Chief Investment
                            Officer

     Joseph J. Gazzoli      Director                Scout

     UMB Financial          Shareholder             UMB Bank, N.A.
     Corporation

(cc) SSI Investment Management, Inc.

   The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     John D. Gottfurcht     President               SSI

     Amy J. Gottfurcht      Chairman; CEO;          SSI
                            Secretary

     George M. Douglas      Vice President; Chief   SSI
                            Investment Officer

     Syed F. Mehdi          CCO; Vice President     SSI
                            Human Resources

     David W. Rosenfelder   Vice President; Senior  SSI
                            Portfolio Analyst

(dd) TT International Investment Management

   The following chart reflects the directors and officers of TT International, including their business connections, which are of a substantial nature. The address of TT International is Martin House, 5 Martin Lane, London, United Kingdom EC4R 0DP and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Timothy A. Tacchi      Senior General Partner  TT International

     Alexander S.M.         General Partner;        TT International
     Carswell               Finance & Admin

     Mark S. Williams       General Partner;        TT International
                            Marketing & Client
                            Servicing

     David J.S. Burnett     Managing Partner        TT International
                            (General)

     John D. Hobson         General Partner         TT International

     Dean L. Smith          General Partner         TT International

     Martin A.F. Shenfield  General Partner         TT International

     Samuel A. Allison      General Partner; Chief  TT International
                            Compliance Officer

     Richard W. Simpson     General Partner; Head   TT International
                            of IT

     Pauline S. Pong        General Partner         TT International

     Douglas E. Sankey      General Partner         TT International

     Margaret A. Leach      General Partner; Chief  TT International
                            Financial Officer

     Martin A. Pluck        General Partner         TT International

     Patrick E. Deane       General Partner         TT International

     Mark H. Eady           General Partner         TT International

     Nicholas B. Bluffield  General Partner; Macro  TT International
                            Trading

     Anthony J. Moorhouse   General Partner; Head   TT International
                            of Trading

     Roger S. Bernheim      General Partner         TT International

     Lars J. Nielsen        General Partner         TT International

     Helen B. Marsden       General Partner         TT International

     Andrew D. Raikes       General Partner         TT International

     Gawain M. Barnard      General Partner         TT International

     Jonathan P. Bolton     General Partner         TT International

     Peter N. Robson        General Partner         TT International

(ee) TWIN Capital Management, Inc.

   The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Geoffrey Gerber        President; CIO          TWIN

     James D. Drake         Controller; Chief       TWIN
                            Compliance Officer

(ff) Yacktman Asset Management Co.

   The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Donald A. Yacktman     President; Secretary;   Yacktman
                            Treasurer; Chief
                            Compliance Officer

     Ronald W. Ball         Senior Vice President   Yacktman

     Stephen A. Yacktman    Vice President          Yacktman

(gg) Merk Investments, LLC

   The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Axel Merk              President               Merk

     Kimberly Schuster      Chief Compliance        Merk
                            Officer

(hh) Dover Corporate Responsibility Management LLC

   The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Richard M. Fuscone     Chairman                Dover

     Michael P. Castine     President               Dover

     Christopher J. Wolfe   Director of Research    Dover

(ii) Alex. Brown Investment Management

   The following chart reflects the directors and officers of Alex. Brown, including their business connections, which are of a substantial nature. The address of Alex. Brown is 1 South Street, Baltimore, MD 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     Lee S. Owen            Co-President            Alex. Brown

     Bruce E. Behrens       Co-President            Alex. Brown

     James D. Brown         Director                Alex. Brown

     Robert H. Vernon       Director                Alex. Brown

     Hobart C. Buppert      Director, Portfolio     Alex. Brown
                            Manager

     Nancy I. Denney        Chief Compliance        Alex. Brown
                            Officer

(iii) Third Millennium Investment Advisors, LLC

   The following chart reflects the directors and officers of Third Millennium Investment Advisors, LLC, including their business connections, which are of a substantial nature. The address of Third Millennium Investment Advisors, LLC is 1185 Avenue of the Americas, New York, New York 10036 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------  ----------------------
     John Thomas Connor     Managing Member         Third Millennium

     John Pasco             Member                  Third Millennium

     James Laurence Melcher Member                  Third Millennium

     Peter Leonard Smith    Chief Compliance        Third Millennium
                            Officer

     Susan Connor           Member                  Third Millennium

(iiii) Liberty Street Advisors, LLC

   The following chart reflects the directors and officers of Liberty Street Advisors, LLC, including their business connections, which are of a substantial nature. The address of Liberty Street Advisors, LLC is 55 Liberty Street, New York, New York 10005, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                   Business Connection
     ----                   ----------------------- ----------------------
     James Celico           Chief Financial Officer Liberty Street

     Raymond Hill           Chairman                Liberty Street

     Timothy Reick          CEO and Chief           Liberty Street
                            Compliance Officer

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

      American Beacon Funds               Wintergreen Fund. Inc.

      American Beacon Mileage Funds       Henderson Global Funds

      American Beacon Select Funds        Ironwood Series Trust

      Bridgeway Funds, Inc.               Monarch Funds

      Century Capital Management Trust    Sound Shore Fund, Inc.

      Forum Funds

(b) The following are officers of Foreside Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, First Floor, Portland, Maine 04101.

                             Position with          Position with
      Name                   Underwriter            Registrant
      ----                   ---------------------  ---------------------
      Simon D. Collier       Principal Executive    President (Principal
                             Officer                Executive Officer)

      Carl A. Bright         President & Treasurer  None

      Nanette K. Chern       Vice President,        Anti-Money Laundering
                             Secretary & Chief      Compliance Officer
                             Compliance Officer

      Richard J. Berthy      Vice President &       None
                             Assistant Treasurer

      Mark A. Fairbanks      Vice President,        None
                             Assistant Secretary &
                             Deputy Chief
                             Compliance Officer

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

   The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29. MANAGEMENT SERVICES

   Not Applicable.

ITEM 30. UNDERTAKINGS

   None.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and theInvestment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine
April 26, 2007.

                                              FORUM FUNDS

                                              By: /s/ Simon D. Collier
                                                  -----------------------------
                                                  Simon D. Collier, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on April 26, 2007.

Principal Executive Officer

    /s/ Simon D. Collier
    ---------------------------------
    Simon D. Collier
    President

(b) Principal Financial Officer

    /s/ Trudance L.C. Bakke
    ---------------------------------
    Trudance L.C. Bakke
    Principal Financial Officer and Treasurer

(c) A majority of the Trustees

    John Y. Keffer, Trustee
    James C. Cheng, Trustee
    J. Michael Parish, Trustee
    Costas Azariadis, Trustee

By: /s/ Trudance L.C. Bakke
    ---------------------------------
    Trudane L.C. Bakke
    Attorney in fact*

*Pursuant to powers of attorney filed as Other Exhibits (A).

                                 EXHIBIT LIST

EXHIBITS

Other Exhibits

(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
J. Michael Parish, Trustees of Registrant